SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Property, Plant and Equipment [Abstract]
Leasehold improvements	$ 12,840	$ 12,840
Property and equipment	1,046,925	925,427
Total cost	1,059,765	938,267
Less accumulated depreciation	(739,351)	(586,327)
Net property and equipment	$ 320,414	$ 351,940